CAPITAL STOCK AND RESERVES (Details 1) - Series A Warrants [Member]	Oct. 03, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price	$ 38.00
Share price	$ 39.40
Expected life	1 year 6 months
Expected volatility	96.00%
Risk free interest rate	5.32%
Expected dividend